Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The components of the income tax provision are as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Current expense:
Federal	$959	$585	$706
State	97	99	81
Total current expense	1,056	684	787
Deferred expense:
Federal	(14)	99	122
State	16	11	12
Total deferred expense	2	110	134
Provision for income taxes	$1,058	$794	$921

The reasons for the difference between the provision for income taxes and the amount computed by applying the statutory Federal income tax rate to income before income taxes were as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Federal income taxes at statutory rate of 35%	$1,225	$1,021	$1,094
Increase (decrease) in provision for income taxes as a result of:
State income taxes, net of federal tax benefit	73	72	61
Affordable housing projects proportional amortization	205	181	159
Affordable housing projects tax credits and other tax benefits	(279)	(249)	(221)
Tax exempt income	(151)	(129)	(125)
Adjustments for uncertain tax positions	(6)	(107)	(39)
Other, net	(9)	5	(8)
Provision for income taxes	$1,058	$794	$921
Effective income tax rate	30.2%	27.2%	29.5%

The tax effects of temporary differences that gave rise to deferred tax assets and liabilities are reflected in the table below:

	December 31,
	2016	2015
	(Dollars in millions)
Deferred tax assets:
ALLL	$564	$553
Postretirement plans	451	431
Net unrealized loss on AFS securities	155	124
Equity-based compensation	124	129
Reserves and expense accruals	238	255
Investments in qualified affordable housing projects	116	110
Other	317	292
Total deferred tax assets	1,965	1,894

Deferred tax liabilities:
Prepaid pension plan expense	558	509
MSRs	358	331
Lease financing	587	663
Loan fees and expenses	103	70
Identifiable intangible assets	224	207
Other	45	169
Total deferred tax liabilities	1,875	1,949
Net deferred tax asset (liability)	$90	$(55)

On a periodic basis, BB&T evaluates its income tax positions based on tax laws and regulations and financial reporting considerations, and records adjustments as appropriate. This evaluation takes into consideration the status of current taxing authorities’ examinations of BB&T’s tax returns, recent positions taken by the taxing authorities on similar transactions and the overall tax environment in relation to tax-advantaged transactions. The following table presents changes in unrecognized tax benefits:

	As of/ For the Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Beginning balance of unrecognized tax benefits	$426	$503	$644
Additions based on tax positions related to current year	—	—	1
Additions (reductions) for tax positions of prior years	(5)	(76)	(34)
Settlements	(420)	(1)	(17)
Lapse of statute of limitations	—	(1)	—
Unrecognized deferred tax benefits from acquisitions	—	1	(91)
Ending balance of unrecognized tax benefits	$1	$426	$503

Unrecognized tax benefits that would have impacted effective rate if recognized
Federal	$—	$422	$497
State	1	3	4

During 2010, BB&T received an IRS statutory notice of deficiency for tax years 2002-2007 related to the disallowance of foreign tax credits and other deductions claimed by a subsidiary in connection with a financing transaction. BB&T paid the disputed tax, penalties and interest during 2010 and filed a lawsuit seeking a refund in the U.S. Court of Federal Claims, which denied the claim. BB&T appealed the decision to the U.S. Court of Appeals for the Federal Circuit. During 2015, the appeals court overturned a portion of the earlier ruling, resulting in the recognition of a $107 million income tax benefit during 2015. The remainder of the decision was affirmed. BB&T filed a petition requesting the case be heard by the U.S. Supreme Court. During 2016, the U.S. Supreme Court declined to hear the case, which preserves the earlier ruling and effectively concluded this matter.

The Company had immaterial amounts accrued for tax-related interest and penalties at December 31, 2016 and $181 million at December 31, 2015. The amount of net interest and penalties related to unrecognized tax benefits recognized in the Consolidated Statements of Income was a benefit of $29 million for 2015.

The IRS has completed its Federal income tax examinations of BB&T through 2013. Various years remain subject to examination by state taxing authorities.